Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident.

Our facility network at Duffis setup with a Fortigate 100F firewall and Cisco Catalyst 3850 coreswitch stack. The Cisco LAN network is configured with individual per rack Vlans with no access to any other racks so that if a problem were to ever occur it is isolated to single rack networks and could not effect other racks in the facility.

Access to coreswitch, server, firewall, and camera systems is limited to only two executives, the site manager and the general manager. Passwords are not shared and office network, camera segments, server infrastructure all have their own individual networks as well. There is no guest wifi setup and only an office network with which the techs can diagnose and resolve network issues/troubleshoot miners.

Physical access to site has been addressed as server cabinets/network switches are under lock and key. The facility itself has a great amount of physical security as well in regards to being able to physically access networks and miners, locked gates and doors are in place at all times. Remote access to the site is limited to tech level access via foreman, and administrator access to authorized personnel only. Remote access to servers and internal systems is limited to the site manager and general manager only.

Our General Manager is engaged in continuous monitoring of our applications, systems and infrastructure to ensure prompt identification and response to potential cybersecurity issues, including emerging cybersecurity threats. Given our current scale of operation, the Company does not have the resources to engage third parties to assess our internal cybersecurity programs and compliance with applicable practices and standards.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our Company’s Board of Directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee. Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents if any.

In 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, we face potential cybersecurity threats that, if realized, would materially affect us. These threats include but are not limited to ransomware and malware attacks, and compromised business email and other social engineering threats. Our service providers, suppliers and business partners also face similar cybersecurity risks, which could have an adverse impact on our business. Additional information on cybersecurity risks we face is discussed in Part I, Item 1A, “Risk Factors - Risks due to hacking or adverse software event - Cryptocurrencies, including those maintained by or for us, may be exposed to cybersecurity threats and hacks.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Company’s Board of Directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents if any.